Investment and other income (Tables)	12 Months Ended
Mar. 31, 2021
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Detailed Information about Investment and Other Income

For the year ended March 31,	2019	2020	2021	2021
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Fair value gain on financial assets held for trading / fair value through profit or loss (FVTPL) (1)	18,393	5,574	9,340	128
Interest income:
Interest income on financial assets held for trading/FVTPL	9,286	10,169	4,779	66
Interest income on bank deposits at amortized cost	1,428	2,183	5,649	77
Interest income on loans and receivables at amortized cost (Refer Note 35(b))	2,261	4,518	9,806	134
Others	1,217	287	810	11
Dividend income on available for sale investments/investments held at FVOCI	10	17	17	0
Dividend income – financial assets held for trading/FVTPL	296	477	13	0
Bargain gain net of acquisition cost	—	—	1,232	17
Foreign exchange gain/ (loss) net	(1,351)	2,489	531	7

	31,540	25,714	32,177	440

Notes:

(1)
Income for the year ended March 31, 2019, March 31, 2020 and March 31, 2021 includes mark to market gain/(loss) of
₹
 10,406 million, (
₹
 3,624 million) and
₹
 Nil ($ Nil) respectively relating to structured investments purchased from Volcan Investments Limited (Refer Note 35).